SCHEDULE OF SHORT TERM LOANS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Short term debt	$ 1,329,846	$ 1,425,369
October 27, 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 542,217	577,455
January 19, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 215,136	235,422
May 5, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 101,863	112,931
May 6, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 133,986	141,924
May 10, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 336,644	$ 357,637